Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of issued capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

				2023		2022
Ordinary shares of 10p (formerly 25p) each	2023 Number of shares	2022 Number of shares	2021 Number of shares	£m	% of share capital	£m	% of share capital	2021 £m
At 1 January	67,287,852,204	71,022,593,135	70,839,206,060	6,729		7,102		7,084
Issued under employee share schemes	667,636,165	793,990,660	183,387,075	67		80		18
Share buyback programme (note 43)	(4,386,262,707)	(4,528,731,591)	–	(438)		(453)		–
At 31 December	63,569,225,662	67,287,852,204	71,022,593,135	6,358	99.46	6,729	99.50	7,102